NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
NET LOSS PER SHARE	NET LOSS PER SHARE
We calculate basic net loss per share by dividing earnings allocated to common stockholders by the basic weighted-average number of common shares outstanding for the period. Shares issued in connection with the Physical Delivery Forward are excluded for the purpose of calculating net loss per share after its reclassification from liability to equity at the end of the Note Valuation Period as this constitutes a share lending arrangement. Diluted weighted-average shares is computed using basic weighted-average number of common shares outstanding plus any potentially dilutive securities outstanding during the period using the treasury-stock-type method and the if-converted method, except when their effect is anti-dilutive. Potentially dilutive securities include stock options, restricted stock units, and the outstanding Notes. The following table presents the calculation of basic and diluted net loss per share attributable to stockholders:

	Fiscal Year Ended
(In thousands, except per share data)	December 31, 2023	January 1, 2023	January 2, 2022
Net loss:
Net loss attributable to stockholders	(275,829)	(267,424)	(254,520)

Number of shares:
Basic and diluted weighted-average common shares(1)	46,387	40,920	37,457

Basic and diluted net loss per share(1)	(5.95)	(6.54)	(6.79)

(1)No adjustment is made to the numerator and denominator for fiscal years 2021, 2022 and 2023 as the inclusion of all potentially dilutive restricted stock units, common shares under the Green Convertible Notes and the 2027 Notes, where applicable, and prepaid forward would be anti-dilutive. Therefore, these were excluded from the computation of the weighted-average shares for diluted net loss per share.

The following is a summary of outstanding potentially dilutive securities that was excluded from diluted net loss per share attributable to stockholders in the following periods:

	Fiscal Year Ended
(In thousands)	December 31, 2023	January 1, 2023	January 2, 2022
Restricted stock units	1,605	920	838
Green Convertible Notes	10,995	10,995	10,995
2027 Notes	8,949	8,949	—
Prepaid forward	2,528	2,528	2,528